LEASES - Schedule of Right-of-use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	$ 530	$ 523
Additions and adjustments	79	56
Acquisition (Note 4)		28
Depreciation	(83)	(77)
Ending balance, right-of-use assets	526	530
Terminals
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	156	158
Additions and adjustments	23	0
Acquisition (Note 4)		12
Depreciation	(11)	(14)
Ending balance, right-of-use assets	168	156
Rail
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	144	146
Additions and adjustments	27	32
Acquisition (Note 4)		1
Depreciation	(36)	(35)
Ending balance, right-of-use assets	135	144
Buildings
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	98	113
Additions and adjustments	1	0
Acquisition (Note 4)		0
Depreciation	(15)	(15)
Ending balance, right-of-use assets	84	98
Land & Other
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	132	106
Additions and adjustments	28	24
Acquisition (Note 4)		15
Depreciation	(21)	(13)
Ending balance, right-of-use assets	$ 139	$ 132